Liquidity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Liquidity [Abstract]
Cash and cash equivalents	$ 582,776	$ 712,906	$ 13,024,381
Liquidity backlog	6,810,672
Working capital	$ 820,000